Combined Schedule of Investments	12 Months Ended
Sep. 30, 2017 USD ($) oz [1]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Total Investments, % of Net Assets	100.23%
Liabilities in excess of other assets, % of Net Assets	(0.23%)
Net Assets, % of Net Assets	100.00%
Total Investments, Fair Value	$ 14,406,000
Liabilities in excess of other assets	(33,000)
Net Assets, Fair Value	$ 14,373,000
Total Investments, Ounces of gold | oz	11.2
Total Investments, Cost	$ 13,592,000
Gold Delivery Agreement [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Total Investments, % of Net Assets	0.00%
Gold Delivery Agreement, Counter-Party	Merrill Lynch International
Gold Delivery Agreement, Notional Value	$ 14,406,000
Gold Delivery Agreement, Expiration Date	Jun. 28, 2019
Gold Delivery Agreement, Unrealized Appreciation/(Depreciation)	$ 0
Investment in Gold [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Total Investments, % of Net Assets	100.23%
Total Investments, Fair Value	$ 14,406,000
Total Investments, Ounces of gold | oz	11.2
Total Investments, Cost	$ 13,592,000
SPDR Long Dollar Gold Trust [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Total Investments, % of Net Assets	100.23%
Liabilities in excess of other assets, % of Net Assets	(0.23%)
Net Assets, % of Net Assets	100.00%
Total Investments, Fair Value	$ 14,406,000
Liabilities in excess of other assets	(33,000)
Net Assets, Fair Value	$ 14,373,000
Total Investments, Ounces of gold | oz	11.2
Total Investments, Cost	$ 13,592,000
SPDR Long Dollar Gold Trust [Member] | Gold Delivery Agreement [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Total Investments, % of Net Assets	0.00%
Gold Delivery Agreement, Counter-Party	Merrill Lynch International
Gold Delivery Agreement, Notional Value	$ 14,406,000
Gold Delivery Agreement, Expiration Date	Jun. 28, 2019
Gold Delivery Agreement, Unrealized Appreciation/(Depreciation)	$ 0
SPDR Long Dollar Gold Trust [Member] | Investment in Gold [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Total Investments, % of Net Assets	100.23%
Total Investments, Fair Value	$ 14,406,000
Total Investments, Ounces of gold | oz	11.2
Total Investments, Cost	$ 13,592,000

[1]	No comparative has been provided as operations commenced on January 27, 2017. See Note 1.